Debt Securities - Fair Value to Amortized Cost (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Available for sale debt securities
Amortized cost	$ 7,425,187	$ 7,576,169
Gross Unrealized Gains	24,729	22,754	$ 23,628
Gross Unrealized Losses	(850,306)	(992,162)	(1,040,655)
Available for sale debt securities	6,599,610	6,606,761
Held to maturity debt securities
Amortized Cost	501,490	510,276
Fair Value	421,745	394,081	378,046
States and municipalities
Available for sale debt securities
Amortized cost	689,657	689,588
Gross Unrealized Gains	501	26	503
Gross Unrealized Losses	(855)	(4,026)	(16,739)
Available for sale debt securities	689,303	685,588
Mortgage-backed
Available for sale debt securities
Amortized cost	1,208,509	1,347,975
Gross Unrealized Gains	24,228	22,728	23,125
Gross Unrealized Losses	(48,533)	(77,796)	(111,217)
Available for sale debt securities	1,184,204	1,292,907
Held to maturity debt securities
Amortized Cost	501,490	510,276
Gross Unrealized Losses	(79,745)	(116,195)	(138,043)
Fair Value	421,745	394,081	378,046
Corporate bonds
Available for sale debt securities
Amortized cost	5,527,021	5,538,606
Gross Unrealized Losses	(800,918)	(910,340)	$ (912,699)
Available for sale debt securities	$ 4,726,103	$ 4,628,266